Related Party Transactions and Balances - Schedule of Due to Related Parties, Current an Non Current (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Dividends payable		$ 1,175,018	$ 15,788,003
Other payable		1,403,405	16,017,183
Jingrong [Member]
Related Party Transaction [Line Items]
Due to related parties, current		99,892
Youshan [Member]
Related Party Transaction [Line Items]
Due to related parties, current			101,658
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties, current		99,892	101,658
Dividends payable		1,175,018
Mr. Zhu Jian [Member]
Related Party Transaction [Line Items]
Dividends payable	[1]		6,931,768
Healthy Great [Member]
Related Party Transaction [Line Items]
Dividends payable			5,008,185
Mr. Wang Jun [Member]
Related Party Transaction [Line Items]
Dividends payable		176,003	1,307,479
Smartest Star [Member]
Related Party Transaction [Line Items]
Dividends payable			1,118,061
Mr. Tang Jing [Member]
Related Party Transaction [Line Items]
Dividends payable		999,015	990,274
Other payable		190,299
Scenery [Member]
Related Party Transaction [Line Items]
Dividends payable			432,236
Mr. Wang Jixiang [Member]
Related Party Transaction [Line Items]
Other payable	[2]	38,088	229,180
Other Related Party [Member]
Related Party Transaction [Line Items]
Other payable		$ 228,387	$ 229,180

[1]	As of December 31, 2024, the dividend payable due to shareholders were extended to July 2026. The Company recorded the dividends payable as non-current liabilities. For the six months ended June 30, 2025, the Company also settled dividends payable of $9,988,060 and $4,567,520 against balances due from related parties of discontinued operations and due from related parties of continuing operations, respectively. As of June 30, 2025, the Company had dividends payable of $1,175,018 due to related parties.
[2]	As of June 30, 2025 and December 31, 2024, the other payables represented operating expenses paid by the related parties. The balances were interest free and repayable in July 2026. The Company classified the balance to “due to related parties, non-current”.